Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Cash Reserve® Fund))	0 Months Ended
Jul. 29, 2013
Class A
Average Annual Return:
1 Year	0.10%
5 Years	0.50%
10 Years	1.58%
Class B
Average Annual Return:
1 Year	(3.90%)
5 Years	(0.16%)
10 Years	1.08%
Class C
Average Annual Return:
1 Year	(0.90%)
5 Years	0.29%
10 Years	1.08%
Consultant Class
Average Annual Return:
1 Year	0.10%
5 Years	0.44%
10 Years	1.42%